Compensation and benefits (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Disclosure of employee benefits

	2025	2024	2023
	$m	$m	$m
Wages and salaries	1,078.7	845.6	680.0
Share-based compensation expense	43.5	29.6	20.3
Employer’s national insurance contributions and similar taxes	63.7	60.0	43.2
Short-term monetary benefits	23.7	17.9	15.6
Defined contribution pension cost	15.1	11.8	8.9
Apprenticeship levy	1.1	0.8	0.7
Redundancy payments	8.4	5.4	1.6
Total staff costs	1,234.2	971.1	770.3